SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015 segment	Feb. 28, 2014 segment
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of Segments	1	1
Total Net Book Value	$ 17,043	$ 16,730
Percentage of Total Net Book Value	100.00%	100.00%
Product Sales	150,432	84,960
Percentage of Total Revenue, Product Sales	95.00%	94.00%
Services	7,334	5,051
Percentage of Total Revenue, Services	5.00%	6.00%
Total Revenue	157,766	90,011
Percentage of Revenues	100.00%	100.00%
Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales	11.00%
Total Revenue	17,723
Middle East [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	6,311
Middle East [Member] | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	11,412
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales	8.00%
Total Revenue	13,382
Asia Pacific [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	1,559
Asia Pacific [Member] | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	11,823
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales	8.00%
Total Revenue	12,080
Africa [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	1,759
Africa [Member] | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	10,321
Europe [Member}
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales	28.00%
Total Revenue	44,218
Europe [Member} | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	4,484
Europe [Member} | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	39,734
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	2,017	1,785
Percentage of Total Net Book Value	12.00%	11.00%
Percentage of Total Revenue, Product Sales	3.00%	6.00%
Total Revenue	4,358	5,288
Canada [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	4,358
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	11,927	11,927
Percentage of Total Net Book Value	70.00%	71.00%
Percentage of Total Revenue, Product Sales	15.00%	21.00%
Total Revenue	23,451	19,035
Unites States [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	23,451
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	2,004	571
Percentage of Total Net Book Value	12.00%	3.00%
Luxembourg [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	97	1,381
Percentage of Total Net Book Value	1.00%	8.00%
Finland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales		42.00%
Total Revenue		38,140
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales	24.00%	10.00%
Total Revenue	37,145	9,093
India [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	26,291
India [Member] | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	10,854
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	998	1,066
Percentage of Total Net Book Value	5.00%	7.00%
Percentage of Total Revenue, Product Sales	3.00%	8.00%
Total Revenue	5,409	7,125
Other [Member] | Subsegment Sales Type Indirect And Direct Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	5,266
Other [Member] | Subsegment Sales Type Sales Through Original Equipment Manufacturers Partner, Nokia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	143
Europe, Middle East, and Africa (excluding Findland) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of Total Revenue, Product Sales		13.00%
Total Revenue		$ 11,330